Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events

Note 21—Subsequent Events

On February 11, 2025, the Board declared a regular quarterly cash dividend of $0.08 per share, which will be paid on March 3, 2025 to stockholders of record as of the close of business on February 24, 2025.